Fair value (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of fair value of financial assets and liabilities [abstract]
Disclosure of fair value measurement of assets [text block]
	Carrying value			Fair value
in 000€	2018	2017*	2016	2018	2017*	2016
Financial assets
Debt instruments measured at amortized cost
Trade receivables (current)	36,891	35,582	27,479	36,891	35,582	27,479
Other financial assets (non-current)	1,530	1,221	388	1,530	1,221	388
Other current non-trade receivables	1,461	2,001	1,552	1,461	2,001	1,552
Cash & cash equivalents	115,506	43,175	55,912	115,506	43,175	55,912
Total debt instruments	155,388	81,979	85,331	155,388	81,979	85,331
Financial assets at fair value through profit or loss
Derivatives	117	218	−	117	218	−
Total financial assets measured at fair value	117	218	−	117	218	−
Equity instruments designated at fair value through OCI
Non-listed equity investments	2,701	−	−	2,701	−	−
Total Equity instruments designated at fair value through OCI	2,701	−	−	2,701	−	−

Disclosure of fair value measurement of liabilities [text block]
	Carrying value			Fair value
in 000€	2018	2017*	2016	2018	2017*	2016
Financial liabilities measured at amortized cost
Loans & Borrowings	106,038	94,557	33,806	105,027	95,351	34,619
Trade payables	18,667	15,670	13,400	18,667	15,670	13,400
Other liabilities	778	1,133	647	778	1,133	647
Total financial liabilities measured at amortized cost	125,483	111,360	47,853	124,472	112,154	48,666
Financial liabilities measured at fair value
Contingent consideration	450	905	909	450	905	909
Cash settled share based payments	786	351	147	786	351	147
Written put option on NCI	845	788	735	845	788	735
Derivatives	194	8	−	194	8	−
Total financial liability measured at fair value	2,275	2,052	1,791	2,275	2,052	1,791
Total non-current	94,521	85,276	31,715	93,289	85,890	32,358
Total current	33,237	28,136	17,929	33,458	28,316	18,099